Long-Term Prepaid Expenses - Schedule of Long-Term Prepaid Expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long-Term Prepaid Expenses [Abstract]
Prepaid expenses for public infrastructure	$ 7,583,098	$ 7,963,659
Less: accumulated amortization	(365,112)	(206,466)
Total	$ 7,217,986	$ 7,757,193